PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Solution 2045 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 10.7%
594,528  Vanguard FTSE
Developed Markets
ETF
$ 35,624,118
7.1
144,372  Vanguard FTSE
Emerging Markets ETF
7,822,075
1.6
173,770  Vanguard Long-Term
Treasury ETF
9,880,562
2.0
Total Exchange-Traded
Funds
(Cost $44,350,622)
53,326,755
10.7
MUTUAL FUNDS : 89.2%
Affiliated Investment Companies : 89.2%
1,384,896  Voya High Yield Bond
Fund - Class R6
9,749,666
2.0
1,652,644  Voya Intermediate
Bond Fund - Class R6
14,642,427
2.9
3,317,344  Voya Large Cap Value
Portfolio - Class R6
19,141,077
3.9
2,105,591  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
25,898,763
5.2
6,253,905  Voya Multi-Manager
International Equity
Fund - Class I
78,549,050
15.8
1,466,732  Voya Multi-Manager
Mid Cap Value Fund
- Class I
14,476,644
2.9
237,584  Voya Russell
TM
Large
Cap Growth Index
- Class I
20,301,573
4.1
84,659  Voya Small Cap
Growth Fund - Class
R6
3,962,886
0.8
398,054  Voya Small Company
Fund - Class R6
6,281,284
1.3
8,276,363  Voya U.S. Stock Index
Portfolio - Class I
172,313,880
34.7
715,110  VY
®
Invesco Comstock
Portfolio - Class I
14,624,007
2.9
1,352,518  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
36,328,633
7.3
1,053,900  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
12,024,997
2.4
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
163,236  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 14,994,857
3.0
Total Mutual Funds
(Cost $388,320,709)
443,289,744
89.2
Total Long-Term
Investments
(Cost $432,671,331)
496,616,499
99.9
Total Investments in
Securities
(Cost $432,671,331) $ 496,616,499 99.9
Assets in Excess of
Other Liabilities 526,068 0.1
Net Assets $ 497,142,567 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Solution 2045 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 53,326,755 $ — $ — $ 53,326,755
Mutual Funds 443,289,744 — — 443,289,744
Total Investments, at fair value $ 496,616,499 $ — $ — $ 496,616,499
Liabilities Table
Other Financial Instruments+
Futures $ (19,668) $ — $ — $ (19,668)
Total Liabilities $ (19,668) $ — $ — $ (19,668)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 9,160,542 $ 1,508,883 $ (1,031,052) $ 111,293 $ 9,749,666 $ 460,932 $ 48,968 $ —
Voya Intermediate Bond Fund -
Class R6
13,685,476 6,796,086 (6,103,931) 264,796 14,642,427 455,564 48,733 —
Voya Large Cap Value Portfolio -
Class R6
17,254,940 4,674,917 (1,098,126) (1,690,654) 19,141,077 7,347 267,314 2,860,339
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
21,990,849 918,422 (3,550,208) 6,539,700 25,898,763 — (12,783) —
Voya Multi-Manager International
Equity Fund - Class I
71,480,587 6,221,006 (14,057,882) 14,905,339 78,549,050 — 427,163 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
12,848,639 6,776,317 (5,391,610) 243,298 14,476,644 — 147,448 —
Voya Russell
TM
Large Cap Growth
Index - Class I
18,796,815 8,056,802 (5,022,046) (1,529,998) 20,301,573 42,124 3,214,950 2,355,645
Voya Short Duration Bond Fund -
Class R6
2,240,864 14,993 (2,253,456) (2,401) — 15,490 9,553 —
Voya Small Cap Growth Fund -
Class R6
6,260,812 341,416 (2,481,260) (158,082) 3,962,886 — 411,415 —
Voya Small Company Fund - Class
R6
9,647,052 638,585 (4,123,906) 119,553 6,281,284 — 353,695 —
Voya U.S. Stock Index Portfolio -
Class I
145,368,445 37,386,017 (12,512,049) 2,071,467 172,313,880 84,513 3,228,122 17,323,710
VY
®
Invesco Comstock Portfolio -
Class I
12,994,947 2,792,977 (1,086,694) (77,223) 14,624,007 44,218 (3,386) 1,663,890
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
33,864,702 7,226,477 (3,254,929) (1,507,617) 36,328,633 183,560 26,681 4,844,794
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
12,898,679 7,395,018 (7,185,800) (1,082,900) 12,024,997 — 1,154,362 1,216,252

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
Voya Solution 2045 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
$ 13,844,034 $ 3,878,781 $ (1,442,424) $ (1,285,534) $ 14,994,857 $ — $ 531,122 $ 2,746,589
$ 402,337,383 $ 94,626,697 $ (70,595,373) $ 16,921,037 $ 443,289,744 $ 1,293,748 $ 9,853,357 $ 33,011,219
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2025, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
U.S. Treasury 5-Year Note 112 12/31/25 $ 12,229,875 $ (8,093)
$ 12,229,875 $ (8,093)
Short Contracts:
3-month SOFR (51) 03/17/26 (12,280,163) (11,575)
$ (12,280,163) $ (11,575)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 65,271,151
Gross Unrealized Depreciation (1,325,983)
Net Unrealized Appreciation $ 63,945,168